Key management compensation and related party transactions (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of key management compensation [Table Text Block]
	2021	2020	2019
Professional, other fees, and salaries	$107,201	$17,517	$4,684
Stock-based compensation	227,500	-	-
	$334,701	$17,517	$4,684